johim13f-09-05-2013
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         09/05/2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      80
                                                  -----------------------

Form 13F Information Table Value Total:              $1,058,136 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer			Type of				Value		Shrs or		Shr/	Investment	Other		Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Discretion	Managers  Sole 	Shared   None
Agco Corporation 		COM		 001084 10 2	 2,742	         52,600		SH	Shared-Defined	  0		          52,600
Airgas Inc			COM		 009363 10 2	28,259	        284,905		SH	Shared-Defined	  0		         284,905
Altria Group Inc		COM		 02209S 10 3	 2,768	         80,500		SH	Shared-Defined	  0		          80,500
Amazon.com Inc 			COM		 023135 10 6	 3,638	         13,650		SH	Shared-Defined	  0		          13,650
American Express Co		COM		 025816 10 9	41,228	        611,148		SH	Shared-Defined	  0		         611,148
American Tower Corporation	COM		 03027x 10 0	12,242	        159,150		SH	Shared-Defined	  0		         159,150
Amgen Inc Com US$0.0001		Com		 031162 10 0	 1,538		 15,000		SH	Shared-Defined	  0			  15,000
Apache Corporation		COM		 037411 10 5	 1,481		 19,200		SH	Shared-Defined	  0			  19,200
Apple Inc			COM		 037833 10 0	19,025	         42,978		SH	Shared-Defined	  0		          85,350
Avnet Inc			COM		 053807 10 3	12,985	        358,711		SH	Shared-Defined	  0		         358,711
B/E Aerospace Inc Com US$0.01	COM		 073302 10 1	13,278	        220,271		SH	Shared-Defined	  0		         220,271
Banco Bradesco SA 		SPON ADR	 059460 30 3	 2,047		120,243		SH	Shared-Defined	  0			 120,243
Bank of America 		COM		 060505 10 4	   502		 41,210		SH	Shared-Defined	  0			  41,210
Berkshire Hathaway		CL B NEW	 084670 70 2	20,931	        200,875		SH	Shared-Defined	  0		         200,875
Brunswick Cap Ltd		COM		 117043 10 9	   557		284,204		SH	Shared-Defined	  0			 284,204
Bunge Ltd			COM		 G16962 10 5	 1,866		 25,273		SH	Shared-Defined	  0			  25,273
Cadiz Inc			COM		 127537 20 7	 2,601		384,712		SH	Shared-Defined	  0			 384,712
Chubb Corporation 		COM		 171232 10 1	 1,038		 11,860		SH	Shared-Defined	  0		 	  11,860
Cisco Systems			COM		 17275R 10 2	 2,351	        112,500		SH	Shared-Defined	  0		         124,700
Citigroup Inc			COM		 172967 42 4	 1,569		 35,475		SH	Shared-Defined	  0			  35,475
Citrix Systems Inc		COM		 177376 10 0	   846		 11,720		SH	Shared-Defined	  0			  11,720
Colgate-Palmolive		COM		 194162 10 3	77,555	        657,080		SH	Shared-Defined	  0		         657,080
CTC Media Inc Com US$0.01	COM		 12642x 10 6	 1,517		128,632		SH	Shared-Defined	  0			 128,632
Cummins Inc $2.50		COM		 231021 10 6	22,631	        195,411		SH	Shared-Defined	  0		         195,411
DaVita Inc			COM		 23918K 10 8	 3,813	         32,150		SH	Shared-Defined	  0		          32,150
eBay Inc 			COM		 278642 10 3	   999		 18,430		SH	Shared-Defined	  0			  18,430
Eli Lilly & Co			COM		 532457 10 8	24,983		439,920		SH	Shared-Defined	  0			 439,920
Emerson Electric Co		COM		 291011 10 4	 3,478	         62,250		SH	Shared-Defined	  0		          62,250
EOG Resources Inc		COM		 26875P 10 1	18,463	        144,165		SH	Shared-Defined	  0		         144,165
Estee Lauder Co Inc 'A'		CL A		 518439 10 4	 2,954		 46,135		SH	Shared-Defined	  0			  46,135
Express Scripts HL		COM		 30219G 10 8	 1,808		 31,380		SH	Shared-Defined	  0    			  31,380
Exxon Mobil Corporation		COM		 30231G 10 2	 7,587	         84,196		SH	Shared-Defined	  0		          84,196
Fleetcor Technologies Inc 	COM		 339041 10 5	 1,392		 18,150		SH	Shared-Defined	  0			  18,150
Flowers Foods Inc US$0.01	COM		 343498 10 1	 3,096		 94,000		SH	Shared-Defined    0			  94,000
General Electric Co of America	COM		 369604 10 3	37,769	      1,633,620		SH	Shared-Defined	  0		       1,633,620
Goldcorp Inc			COM		 380956 40 9	 4,814	        143,160		SH	Shared-Defined	  0		         143,160
Goldman Sachs Group 		COM		 38141G 10 4	 1,910		 12,980		SH	Shared-Defined	  0			  12,980
Google Inc 'A'			CL A		 38259P 50 8	46,911		 59,068		SH	Shared-Defined	  0			  59,068
Hanover Insurance Group Inc	COM		 410867 10 5	   869		 17,500		SH	Shared-Defined	  0 			  17,500
Hershey Company (The) 		COM		 427866 10 8	   965		 11,030		SH	Shared-Defined	  0			  11,030
Hess Corporation		COM		 42809H 10 7	 1,827		 25,250		SH	Shared-Defined	  0			  25,520
Home Depot Inc			COM		 437076 10 2	 4,145	         59,397		SH	Shared-Defined	  0		          59,397
Johnson & Johnson		COM		 478160 10 4	 1,169		 14,336		SH	Shared-Defined    0			  14,336
JPMorgan Chase 			COM		 46625H 10 0	   527		 11,100		SH	Shared-Defined    0			  11,100
Lazard Ltd			SHS A		 G54050 10 2	 1,941	         56,885		SH	Shared-Defined	  0		          56,885
Marsh & McLennan		COM		 571748 10 2    26,567	        699,692		SH	Shared-Defined	  0		         699,692
Mastercard Inc US$0.0001	CL A		 57636Q 10 4	19,210	         35,500		SH	Shared-Defined	  0		          35,500
McDonald's Corporation		COM		 580135 10 1	11,523	        115,585		SH	Shared-Defined	  0		         115,585
Merck & Co Inc			COM		 58933Y 10 5	   718		 16,240		SH	Shared-Defined    0			  16,240
Metlife Inc			COM		 59156R 10 8	 2,296	         60,400		SH	Shared-Defined	  0		          60,400
Microsoft Corporation		COM		 594918 10 4	71,490	      2,499,210		SH	Shared-Defined	  0		       2,499,210
Mondelez Intl Inc Com US$0.01	COM		 609207 10 5 	   921		 30,073		SH	Shared-Defined	  0			  30,073
Monsanto Co New 		COM		 61166W 10 1	 2,646	         25,046		SH	Shared-Defined	  0		          25,046
National Oilwell Varco Com	COM		 637071 10 1	23,672	        334,583 	SH	Shared-Defined	  0		         334,583
Northern Trust Corporation	COM		 665859 10 4	 6,738	        123,500		SH	Shared-Defined	  0		         123,500
Occidental Pete Corp Del	COM		 674599 10 5	 7,522	         95,777 	SH	Shared-Defined	  0		          95,777
Oracle Corporation		COM		 68389X 10 5	 6,332	        195,863		SH	Shared-Defined	  0		         195,863
Parker Hannifin Corporation	COM		 701094 10 4	 9,105	         99,419		SH	Shared-Defined	  0		          99,419
Pfizer Inc			COM		 717081 10 3	84,240	      2,918,936		SH	Shared-Defined	  0		       2,918,936
Philip Morris Intl Inc  	COM		 718172 10 9	10,216	        110,106		SH	Shared-Defined	  0		         110,106
Pitney Bowes Inc		COM		 724479 10 0	   529		 35,600		SH	Shared-Defined    0			  35,600
Praxair Inc			COM		 74005P 10 4	27,741	        248,706		SH	Shared-Defined	  0		         248,706
Procter & Gamble Co		COM		 742718 10 9	 1,219		 15,820		SH	Shared-Defined    0			  15,820
Qualcomm Inc			COM		 747525 10 3	56,941          850,620		SH	Shared-Defined	  0		         850,620
Reynolds American		COM		 761713 10 6	26,746	        601,160		SH	Shared-Defined	  0		         601,160
Ryanair Hldgs Plc		SPONSORED ADR	 783513 10 4	 8,406	        201,192		SH	Shared-Defined	  0		         201,192
Salesforce com Inc		COM		 79466L 30 2	24,620	        137,675		SH	Shared-Defined	  0		         137,675
Schlumberger Ltd		COM		 806857 10 8	 9,598	        128,165		SH	Shared-Defined	  0		         128,165
Soufun Holdings Ltd ADR		ADR		 836034 10 8	 2,626		100,200		SH	Shared-Defined    0			 100,200
Time Warner Inc Com New 	COM		 887317 30 3	42,331	        734,656		SH	Shared-Defined	  0	 	         734,656
Union Pac Corp          	COM		 907818 10 8	50,245	        352,820		SH	Shared-Defined	  0		         352,820
United Parcel Services 'B' 	COM		 911312 10 6	17,608		204,820		SH	Shared-Defined	  0			 204,977
United Technologies Corp	COM		 913017 10 9	34,816	        372,646		SH	Shared-Defined	  0		         374,646
Verizon Communications Inc	COM		 92343V 10 4 	 2,505	         50,970		SH	Shared-Defined	  0		          50,970
Walt Disney Company Disney	COM		 254687 10 6	   682		 12,000		SH	Shared-Defined    0			  12,000
Wells Fargo & Co New		COM		 949746 10 1	13,534	        365,880		SH	Shared-Defined 	  0		         365,880
WEX Inc				COM		 96208T 10 4	 5,611		 71,480		SH	Shared-Defined    0			  71,480
Williams Cos Inc		COM		 969457 10 0	 1,266		 33,800		SH	Shared-Defined    0			  33,800
Xylem Inc			COM		 98419M 10 0	   278		 10,100		SH	Shared-Defined    0			  10,100
Yandex N.V. 'A'			SHS Class A	 N97284 10 8	 1,023		 44,225		SH	Shared-Defined    0			  44,225